Long-Term Investments (Details) $ in Thousands, ¥ in Millions	Jun. 02, 2026 USD ($)	Jun. 19, 2024 CNY (¥)	Jun. 19, 2024 USD ($)	Dec. 31, 2007 CNY (¥)	Dec. 31, 2007 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 02, 2026 CNY (¥)	Jun. 02, 2026 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)
Long-term investments [Line Items]
Cash consideration
Impairment loss							$ 11,366			$ 8,873
Registered capital						¥ 15.0	2,200
Fujian Bafang [Member]
Long-term investments [Line Items]
Equity interest rate				40.00%	40.00%
Cash consideration				¥ 12.0	$ 1,800
Impairment loss
Shengfeng Supply Chain Management Co., Ltd. [Member]
Long-term investments [Line Items]
Equity interest rate		49.00%	49.00%			49.00%	49.00%
Cash consideration		¥ 49.0	$ 7,000
Hebei Tianyu [Member]
Long-term investments [Line Items]
Equity interest rate								20.00%	20.00%
Registered capital								¥ 20.0	$ 2,900
Shengfeng VIE [Member]
Long-term investments [Line Items]
Registered capital						¥ 15.0	$ 2,200	¥ 20.0	$ 2,900
Shengfeng International Holdings Limited [Member]
Long-term investments [Line Items]
Equity interest rate								20.00%	20.00%